Cover - USD ($) $ in Millions	Jan. 23, 2023	Jan. 17, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Incorporation, Date of Incorporation	A1
Entity File Number	001-39820
Entity Address, Address Line One	Bodega 19-B Parque Industrial Tibitoc P.H
Entity Address, City or Town	Tocancipá - Cundinamarca
Entity Address, Country	CO
Entity Address, Postal Zip Code	N/A
City Area Code	561
Local Phone Number	634-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819615
Amendment Flag	false
Restructuring and Related Activities, Authorization Date		Jan. 17, 2023
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent		21.00%
Restructuring and Related Cost, Annualized Run-Rate Savings		$ 7.0
Minimum
Entity Information [Line Items]
Restructuring Charges		19.0
Severance Costs		0.7
Other Restructuring Costs		12.0
Restructuring and Related Cost, Inventory Write-Off		6.0
Maximum
Entity Information [Line Items]
Restructuring Charges		21.0
Severance Costs		0.9
Other Restructuring Costs		13.0
Restructuring and Related Cost, Inventory Write-Off		$ 7.0
PORTUGAL
Entity Information [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent		96.00%
Common shares without par value
Entity Information [Line Items]
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ